UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2686
                                   ------------


                           AXP TAX-EXEMPT SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    11/30
                         --------------

Date of reporting period:   2/28
                         --------------

                            PORTFOLIO HOLDINGS
                                    FOR
                    AXP(R) INTERMEDIATE TAX-EXEMPT FUND
                             AT FEB. 28, 2005

Investments in Securities

AXP Intermediate Tax-Exempt Fund

Feb. 28, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (98.2%)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of  issue(b)

Alabama (1.4%)

Alabama Public School & College Authority
  Revenue Bonds
  Capital Improvement
  Series 1999D (FSA)
   08-01-18               5.50%            $2,000,000               $2,180,140

Alaska (0.6%)

North Slope Boro
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1995A (MBIA)
   06-30-06               5.00              1,000,000(d)               965,850

Arizona (3.0%)

Arizona School Facilities Board
  Revenue Bonds
  State School Improvement
  Series 2002
   07-01-10               5.50              2,000,000                2,226,700
Arizona School Facilities Board
  Revenue Bonds
  State School Trust
  Series 2004A (AMBAC)
   07-01-18               5.75              2,000,000                2,315,700
Total                                                                4,542,400

Arkansas (1.9%)

Little Rock School District
  Limited General Obligation Refunding Bonds
  Series 2000B (FSA)
   02-01-20               5.50              2,695,000                2,926,042
Municipal bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of  issue(b)

California (13.6%)

Alameda Corridor Transportation Authority
  Revenue Bonds
  Senior Lien
  Series 1999A (MBIA)
   10-01-18               5.13%            $2,000,000               $2,175,520
California Statewide Communities Development Authority
  Revenue Bonds
  Daughters of Charity Health
  Series 2005G
   07-01-13               5.25              1,000,000(e)             1,089,960
California State Department of Water Resources
  Revenue Bonds
  Water Systems
  Series 2002X (FGIC)
   12-01-17               5.50              2,000,000                2,327,599
Moreland School District
  Unlimited General Obligation Refunding Bonds
  Series 2002 (FGIC)
   09-01-19               5.13              1,100,000                1,197,757
San Diego Unified School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1999A (FGIC)
   07-01-12               3.70              2,000,000(d)             1,523,340
State of California
  Unlimited General Obligation Bonds
  Series 2000
   05-01-19               5.63              1,665,000                1,868,047
State of California
  Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   09-01-13               5.25              1,500,000                1,653,810
State of California
  Unlimited General Obligation Bonds
  Series 2001
   06-01-11               5.50              1,000,000                1,118,390
State of California
  Unlimited General Obligation Bonds
  Series 2004A
   01-01-11               5.25              2,000,000                2,205,140
   07-01-14               5.25              2,000,000                2,229,200
State of California
  Unlimited General Obligation Bonds
  Series 2004B
   07-01-23               5.00              1,000,000(g)             1,063,500
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-16               5.25              2,000,000                2,207,560
Total                                                               20,659,823

Colorado (2.1%)

Denver City & County
  Unlimited General Obligation Bonds
  Various Purpose
  Series 1999B
   08-01-07               5.63              1,000,000                1,067,330
Denver City & County School District #1
  Unlimited General Obligation Bonds
  Series 1999 (FGIC)
   12-01-15               5.38              2,000,000                2,188,000
Total                                                                3,255,330

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of  issue(b)

Florida (4.3%)

Bonita Springs-Vasari Community Development District
  Revenue Bonds
  Capital Improvement
  Series 2001B
   05-01-09               6.20%              $375,000                 $391,035
Grand Haven Community Development District
  Special Assessment Bonds
  Series 2002
   11-01-07               6.13                125,000                  127,000
Harbor Bay Community Development District
  Special Assessment Bonds
  Series 2001B
   05-01-10               6.35                330,000                  344,312
Heritage Harbor Community Development District
  Special Assessment Bonds
  Series 1997B
   05-01-06               6.00                200,000                  200,558
Heritage Palms Community Development District
  Revenue Bonds
  Series 1998
   11-01-06               5.40                755,000                  760,444
Renaissance Communications Development District
  Special Assessment Bonds
  Series 2002B
   05-01-08               6.25                305,000                  314,199
Sterling Hill Community Development District
  Special Assessment Bonds
  Series 2003B
   11-01-10               5.50              1,000,000                1,011,970
Sumter Landing Community Development District
  Special Assessment Bonds
  Series 2003
   05-01-13               6.25              1,000,000                1,041,520
University Athletic Assn
  Revenue Bonds
  Series 2001
   10-01-31               3.00              1,000,000(g)               979,420
Village Center Community Development District
  Recreational Revenue Bonds
  Series 2003B
   01-01-18               6.35              1,000,000                1,064,860
Village Community Development District #5
  Special Assessment Bonds
  Series 2002B
   05-01-07               5.40                160,000                  162,003
Waterchase Community Development District
  Revenue Bonds
  Series 2001B
   05-01-08               5.90                125,000                  126,285
Total                                                                6,523,606

Georgia (1.4%)

State of Georgia
  Unlimited General Obligation Bonds
  Series 2002D
   08-01-10               5.25              2,000,000                2,210,540

Hawaii (0.7%)

State of Hawaii
  Unlimited General Obligation Bonds
  Series 1993CA (FSA)
   01-01-07               5.75              1,000,000                1,055,830

Illinois (2.8%)

City of Chicago
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1997 (FGIC)
   11-01-15               4.36              2,000,000(d)             1,249,680
County of Cook
  Unlimited General Obligation Pre-refunded Bonds
  Capital Improvement
  Series 1999A (FGIC)
   11-15-17               5.25              2,000,000                2,214,120
Lake County Community High School District #117
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 2000B (FGIC)
   12-01-08               5.13              1,000,000(d)               883,680
Total                                                                4,347,480

Indiana (1.4%)

Indiana Municipal Power Agency
  Revenue Bonds
  Series 2003B (MBIA)
   01-01-11               5.00              2,000,000                2,175,520

Louisiana (4.1%)

Lafayette Public Power Authority
  Refunding Revenue Bonds
  Series 2003A (AMBAC)
   11-01-12               5.00              1,000,000                1,095,770
State of Louisiana
  Revenue Bonds
  Series 2002A (AMBAC)
   06-01-17               5.38              2,750,000                3,040,208
State of Louisiana
  Unlimited General Obligation Pre-refunded Bonds
  Series 1998B (FSA)
   04-15-10               5.25              2,000,000                2,169,180
Total                                                                6,305,158

Maryland (0.7%)

State of Maryland
  Unlimited General Obligation Bonds
  State & Local Facilities Loan
  2nd Series 2001
   07-15-08               5.25              1,000,000                1,080,160

Massachusetts (2.2%)

Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Series 2002C (FGIC)
   11-01-14               5.50              2,000,000                2,286,600
Woods Hole Martha's Vineyard &
  Nantucket Steamship Authority
  Revenue Bonds
  Series 2004B
   03-01-20               5.00              1,000,000                1,080,010
Total                                                                3,366,610

Michigan (3.0%)

Dickinson County Economic Development Corporation
  Refunding Revenue Bonds
  International Paper Company Projects
  Series 2004A
   11-01-18               4.80              1,000,000                1,012,280
Livingston Developmental Academy
  Certificate of Participation
  Series 1999
   05-01-05               5.70                 50,000                   50,026
Michigan Municipal Bond Authority
  Revenue Bond
  Drinking Water State Revolving Fund
  Series 2004
   10-01-21               5.00              1,250,000                1,340,375
Michigan Public Power Agency
  Refunding Revenue Bonds
  Belle River Project
  Series 2002A (MBIA)
   01-01-10               5.25              2,000,000                2,191,340
Total                                                                4,594,021

Minnesota (3.6%)

Osseo Independent School District #279
  Unlimited General Obligation Bonds
  School Building
  Series 2000A
  (School District Credit Enhancement Program)
   02-01-14               5.75              2,000,000                2,235,680
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2002A (AMBAC)
   01-01-14               5.25              1,000,000                1,120,570
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2000
   06-01-17               5.50              2,000,000                2,195,040
Total                                                                5,551,290

Missouri (1.8%)

Springfield School District #R12
  Unlimited General Obligation
  Refunding Bonds
  Missouri Direct Deposit Program
  Series 2002B (FSA)
   03-01-10               5.00              2,500,000                2,718,225

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of  issue(b)

Nevada (1.7%)

City of Las Vegas
  Special Assessment Bonds
  Improvement District #808 Summerlin
  Series 2001
   06-01-06               5.40%              $500,000                 $505,420
Clark County School District
  Limited General Obligation Refunding Bonds
  Series 2000B (FGIC)
   06-15-08               5.50              1,000,000                1,082,130
Director of the State of Nevada
  Department of Business & Industry
  Revenue Bonds
  Capital Appreciation
  Las Vegas Monorail
  Zero Coupon
  Series 2000 (AMBAC)
   01-01-07               5.01              1,000,000(d)               951,130
Total                                                                2,538,680

New Jersey (2.1%)

New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FGIC)
   06-15-11               5.00              1,000,000                1,082,730
New Jersey State Highway Authority
  Refunding Revenue Bonds
  Senior Parkway
  Series 2001 Escrowed to Maturity
  (FGIC)
   01-01-08               5.00              1,005,000                1,067,210
New Jersey Transportation Trust Fund Authority
  Revenue Bonds
  Transportation Systems
  Series 2001C
   12-15-07               5.38              1,000,000                1,069,830
Total                                                                3,219,770

New York (8.5%)

City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-19               5.50              2,000,000                2,211,760
City of New York
  Unlimited General Obligation Bonds
  Series 2004C-1
   08-15-21               5.00              2,000,000                2,095,060
City of New York
  Unlimited General Obligation Bonds
  Series 2004G
   12-01-21               5.00                500,000                  524,340
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002B (MBIA)
   07-01-13               5.50              2,250,000                2,558,588
New York State Energy Research &  Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985B (MBIA)
   10-15-15               4.00              1,000,000(g)             1,004,970
New York State Energy Research &  Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985D (MBIA)
   12-01-15               4.10              1,000,000                1,020,480
New York State Thruway Authority
  Revenue Bonds
  Series 2001B (MBIA)
   04-01-07               5.00              1,000,000                1,048,010
New York State Urban Development Corporation
  Revenue Bonds
  Series 2002C
   01-01-11               5.00              2,375,000                2,570,343
Total                                                               13,033,551

North Carolina (5.7%)

City of Charlotte
  Unlimited General Obligation Refunding Bonds
  Series 1998
   02-01-16               5.25              2,000,000                2,161,760
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 1993B
   01-01-06               6.00              1,000,000                1,024,960
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003A
   01-01-10               5.50              1,000,000                1,072,920
North Carolina Municipal Power Agency #1 Catawba
  Revenue Bonds
  Series 2003A
   01-01-12               5.50              1,000,000                1,102,600
North Carolina Municipal Power Agency #1 Catawba
  Revenue Bonds
  Series 2003A (FGIC)
   01-01-12               5.50              1,000,000                1,125,650
State of North Carolina
  Unlimited General Obligation Pre-refunded Bonds
  Public Improvement
  Series 1999A
   03-01-15               5.25              2,000,000                2,211,720
Total                                                                8,699,610

Ohio (4.4%)

City of Cincinnati
  Unlimited General Obligation Bonds
  Series 2000
   12-01-16               5.25              1,650,000                1,801,685
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-11               5.50              2,000,000                2,177,220
   01-01-17               6.00              1,500,000                1,720,905
Ohio State Turnpike Commission
  Refunding Revenue Bonds
  Series 2001B (FSA)
   02-15-08               5.00              1,000,000                1,062,450
Total                                                                6,762,260

Puerto Rico (1.4%)

Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29               5.25              2,000,000(f,g)           2,218,320

South Carolina (3.5%)

Columbia
  Certificate of Participation
  Tourism Development Fee Pledge
  Series 2003 (AMBAC)
   06-01-12               5.00              1,735,000                1,915,353
South Carolina State Public Service Authority
  Refunding Revenue Bonds
  Series 2003A (AMBAC)
   01-01-20               5.00              2,000,000                2,146,220
State of South Carolina
  Unlimited General Obligation Bonds
  State School Facilities
  Series 2001A
   01-01-07               5.00              1,000,000                1,043,630
Tobacco Settlement Revenue Management Authority
  Revenue Bonds
  Series 2001B
   05-15-22               6.00                250,000                  253,158
Total                                                                5,358,361

Tennessee (1.4%)

City of Memphis
  Unlimited General Obligation Bonds
  General Improvement
  Series 2000
   04-01-18               5.25              2,000,000                2,147,720

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Name of                 Coupon                Principal               Value(a)
issuer and               rate                  amount
title of  issue(b)

Texas (11.7%)

Brazosport Independent School District
  Unlimited General Obligation Bonds
  Series 2003C
  (Permanent School Fund Guarantee)
   02-15-19               5.00%            $2,000,000               $2,137,820
City of San Antonio
  Refunding Revenue Bonds
  Series 2003
   02-01-13               5.25              2,000,000                2,225,360
Lower Colorado River Authority
  Refunding Revenue Bonds
  Series 1999B (FSA)
   05-15-08               6.00              1,000,000                1,093,070
North Texas Tollway Authority
  Refunding Revenue Bonds
  Series 1997A (FGIC)
   01-01-20               5.00              1,500,000                1,571,130
San Marcos Consolidated Independent School District
  Unlimited General Obligation Bonds
  Series 2004
  (Permanent School Fund Guarantee)
   08-01-21               5.25              2,000,000                2,191,100
Spring Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 1998
  (Permanent School Fund Guarantee)
   02-15-19               5.25              1,000,000                1,058,700
Texas State Public Finance Authority
  Refunding Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1990 (MBIA)
   02-01-09               3.28              5,000,000(d)             4,387,399
Texas State University Systems
  Refunding Revenue Bonds
  Series 2002 (FSA)
   03-15-16               5.25              2,000,000                2,181,360
University of Texas
  Un-refunded Revenue Bonds
  Financing System
  Series 1996A
   08-15-13               5.10              1,090,000                1,149,678
Total                                                               17,995,617

Utah (1.1%)

Utah Municipal Finance Cooperative
  Tax Allocation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1990 (FSA)
   03-01-09               2.76              2,000,000(d)             1,740,480

Virginia (2.2%)

County of Arlington
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001
   02-01-07               4.50              1,000,000                1,036,320
Richmond Metropolitan Authority
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   07-15-15               5.25              2,125,000                2,406,371
Total                                                                3,442,691

Washington (5.9%)

County of King
  Limited General Obligation Pre-refunded Bonds
  Series 2002 Escrowed to Maturity
   12-01-13               5.50                195,000                  223,675
County of King
  Limited General Obligation Un-refunded Bonds
  Series 2002
   12-01-13               5.50              1,805,000                2,038,531
Energy Northwest
  Refunding Revenue Bonds
  Columbia Generating
  Series 2003A (XLCA)
   07-01-10               5.50              2,000,000                2,213,260
Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2002B (AMBAC)
   07-01-16               6.00              2,000,000                2,283,120
Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2003A (MBIA)
   07-01-12               5.50              2,000,000                2,246,840
Total                                                                9,005,426

Total municipal bonds
(Cost: $147,250,812)                                              $150,620,511

Municipal notes (1.0%)
Issuer(c,h)            Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Georgia (0.9%)

Gainesville & Hall County Development Authority
  Revenue Bonds
  Senior Living Facility
  Lanier Village Estates
  V.R.D.B. Series 2003B (LaSalle Bank)
  Radian Group Financial Guaranty
   11-15-33               1.84%            $1,500,000               $1,500,000

Texas (0.1%)

Gulf Coast Industrial Development Authority
  Revenue Bonds
  Global Power Corporation Project
  V.R.D.B. Series 2003 A.M.T.
   04-01-38               1.87                100,000                  100,000

Total municipal notes
(Cost: $1,600,000)                                                  $1,600,000

Total investments in securities
(Cost: $148,850,812)(i)                                           $152,220,511

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Nov. 30, 2004.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA        --  ACA Financial Guaranty Corporation
      AMBAC      --  American Municipal Bond Association Corporation
      BIG        --  Bond Investors Guarantee
      CGIC       --  Capital Guaranty Insurance Company
      FGIC       --  Financial Guaranty Insurance Company
      FHA        --  Federal Housing Authority
      FNMA       --  Federal National Mortgage Association
      FHLMC      --  Federal Home Loan Mortgage Corporation
      FSA        --  Financial Security Assurance
      GNMA       --  Government National Mortgage Association
      MBIA       --  MBIA Insurance Corporation
      XLCA       --  XL Capital Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

      A.M.T.     --  Alternative Minimum Tax -- At of Feb. 28, 2005, the
                     value of securities subject to alternative minimum
                     tax represented 0.1% of net assets.
      B.A.N.     --  Bond Anticipation Note
      C.P.       --  Commercial Paper
      R.A.N.     --  Revenue Anticipation Note
      T.A.N.     --  Tax Anticipation Note
      T.R.A.N.   --  Tax & Revenue Anticipation Note
      V.R.       --  Variable Rate
      V.R.D.B.   --  Variable Rate Demand Bond
      V.R.D.N.   --  Variable Rate Demand Note

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) At Feb. 28, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,098,450.

(f) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.4% of net assets at Feb. 28, 2005.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2005.

(h) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2005.

(i) At Feb. 28, 2005, the cost of securities for federal income tax purposes was approximately $148,851,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $3,624,000
      Unrealized depreciation                                         (254,000)
                                                                      --------
      Net unrealized appreciation                                   $3,370,000
                                                                    ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
5 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

                                                              S-6355-80 C (4/05)

                               PORTFOLIO HOLDINGS
                                      FOR
                          AXP(R) TAX-EXEMPT BOND FUND
                                AT FEB. 28, 2005

Investments in Securities

AXP Tax-Exempt Bond Fund

Feb. 28, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (97.9%)
Issuer(c,d)             Coupon               Principal                Value(a)
                         rate                 amount
Alabama (0.8%)

City of Birmingham
  Limited General Obligation Bonds
  Series 1999B
   06-01-24               5.25%              $540,000                 $572,594
City of Birmingham
  Unlimited General Obligation
  Refunding Warrants
  Series 2003A (AMBAC)
   06-01-12               5.25              1,660,000                1,839,894
County of Jefferson
  Revenue Bonds
  Series 2004A
   01-01-22               5.50              1,750,000                1,894,778
   01-01-23               5.25              1,500,000                1,584,480
Total                                                                5,891,746

Alaska (0.4%)

North Slope Boro
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1994B (FSA)
   06-30-05               7.15              3,000,000(b)             2,979,180

Arizona (1.0%)

Maricopa County Industrial Development Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004A
   07-01-23               5.38              2,500,000                2,610,725
Peoria Municipal Development Authority
  Refunding Revenue Bonds
  Series 2003 (AMBAC)
   07-01-10               5.00              3,740,000                4,076,750
Total                                                                6,687,475

Arkansas (0.3%)

Arkansas Development Finance Authority
  Revenue Bonds
  Mtge Backed Securities Program
  Series 2003A (GNMA/FNMA)
   07-01-34               4.90              2,110,000                2,126,226

California (17.6%)

ABAG Finance Authority for Nonprofit Corporations
  Revenue Bonds
  San Diego Hospital Association
  Series 2001A
   08-15-20               6.13              1,000,000                1,094,930
Alameda Corridor Transportation Authority
  Revenue Bonds
  Senior Lien
  Series 1999A (MBIA)
   10-01-18               5.13              2,250,000                2,447,460
Antelope Valley Union High School District
  Unlimited General Obligation Bonds
  Series 2002A (MBIA)
   08-01-23               5.00              2,685,000                2,851,416
Boundary County
  Revenue Bonds
  Series 2002 (MBIA)
   08-01-14               5.00              2,200,000                2,401,718
Burbank California Public Financing Authority
  Revenue Bonds
  Golden State Redevelopment Project
  Series 2003A (AMBAC)
   12-01-20               5.25              3,000,000                3,292,800
California Health Facilities Financing Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004G
   07-01-23               5.25              2,000,000                2,069,940
California Health Facilities Financing Authority
  Revenue Bonds
  Cedars-Sinai Medical Center
  Series 1997B (MBIA)
   08-01-27               5.13              3,000,000                3,143,310
California Infrastructure & Economic Development Bank
  Revenue Bonds
  Bay Area Toll Bridges
  1st Lien
  Series 2003A (FGIC)
   07-01-29               5.00              2,000,000                2,092,740
California State Public Works Board
  Refunding Revenue Bonds
  Various University of California Projects
  Series 1993A
   06-01-14               5.50              7,275,000                8,237,118
California Statewide Communities
  Development Authority
  Revenue Bonds
  Daughters of Charity Health
  Series 2005A
   07-01-39               5.00              2,250,000(i)             2,246,175
California Statewide Communities
  Development Authority
  Revenue Bonds
  Sutter Health
  Series 2002B
   08-15-28               5.50              2,000,000                2,095,820
City of Los Angeles
  Unlimited General Obligation Bonds
  Series 2000A (FGIC)
   09-01-18               5.00              2,715,000                2,895,982
East Bay Municipal Utility District
  Revenue Bonds
  Series 2001 (MBIA)
   06-01-20               5.00                660,000                  700,979

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   --   AXP TAX-EXEMPT BOND FUND   --   PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer(c,d)             Coupon               Principal                Value(a)
                         rate                 amount
California (cont.)

Golden State Tabacco Securitization Corporation
  Revenue Bonds
  Series 2003A-1
   06-01-33               6.25%              $925,000                 $944,638
   06-01-39               6.75                750,000                  785,138
   06-01-40               6.63                500,000                  517,760
Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Enhanced Asset-backed
  Series 2003B (FGIC)
   06-01-28               5.38              3,400,000                3,599,172
   06-01-33               5.50              2,500,000                2,740,750
Livermore-Amador Valley Water Management Agency
  Revenue Bonds
  Series 2001A (AMBAC)
   08-01-23               5.00              2,000,000                2,092,480
Long Beach Unified School District
  Unlimited General Obligation Bonds
  Election 1999
  Series 2003E (FSA)
   08-01-21               5.00              2,055,000                2,194,493
Los Angeles County Public Works Financing Authority
  Revenue Bonds
  Regional Park & Open Space District
  Series 1997A
   10-01-16               5.00              2,000,000                2,123,660
San Francisco State Building Authority
  Revenue Bonds
  San Francisco Civic Center Complex
  Series 1996A (AMBAC)
   12-01-16               5.25              5,000,000                5,328,850
Southern California Public Power Authority
  Revenue Bonds
  Magnolia Power Project
  Series 2003A-1 (AMBAC)
   07-01-25               5.00              5,000,000                5,249,650
State of California
  Unlimited General Obligation Bonds
  Un-refunded Balance
  Series 1999 (MBIA)
   12-01-15               5.75              5,520,000                6,297,437
State of California
  Unlimited General Obligation Bonds
  Series 2000
   06-01-19               5.50              2,500,000                2,753,875
   10-01-25               5.38              2,500,000                2,683,175
State of California
  Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   09-01-13               5.25              2,500,000                2,756,350
State of California
  Unlimited General Obligation Bonds
  Series 2001
   06-01-31               5.13              2,500,000                2,596,475
State of California
  Unlimited General Obligation Bonds
  Series 2002
   04-01-32               5.25              5,000,000                5,234,200
State of California
  Unlimited General Obligation Bonds
  Series 2003
   02-01-29               5.25              2,500,000                2,628,650
   02-01-32               5.00              2,500,000                2,574,275
   02-01-33               5.25              5,000,000                5,236,900
State of California
  Unlimited General Obligation Bonds
  Series 2003 (FGIC)
   11-01-20               5.25                500,000                  549,185
State of California
  Unlimited General Obligation Bonds
  Series 2004
   03-01-14               5.25              2,500,000                2,786,075
   04-01-29               5.30              1,745,000                1,857,395
   04-01-34               5.25              2,000,000                2,106,140
State of California
  Unlimited General Obligation Bonds
  Series 2004A (MBIA)
   07-01-11               5.00              5,000,000                5,496,600
State of California
  Unlimited General Obligation Bonds
  Series 2004B
   07-01-23               5.00              2,000,000(h)             2,127,000
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-23               5.13              2,500,000                2,655,125
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2004 (FSA)
   12-01-22               5.25              1,000,000                1,094,130
State of California
  Unlimited General Obligations Bonds
  Series 2004
   02-01-33               5.00              2,000,000                2,050,520
State of California
  Unlimited General Obligation Refunding Bonds
  Series 2002
   02-01-30               5.25              2,000,000                2,094,220
Tobacco Securitization Authority of Southern California
  Revenue Bonds
  Asset-backed
  Series 2002A
   06-01-43               5.63                700,000                  664,881
West Covina Redevelopment Agency
  Special Tax Refunding Bonds
  Fashion Plaza
  Series 1996
   09-01-17               6.00              5,000,000                5,916,250
Total                                                              123,305,837

Colorado (1.3%)

Colorado Educational & Cultural Facilities Authority
  Refunding & Improvement Revenue Bonds
  University Lab School
  Series 2004 (XLCA)
   06-01-33               5.00              3,055,000                3,150,622
Colorado Health Facilities Authority
  Revenue Bonds
  Liberty Heights
  Zero Coupon
  Series 1991B
   07-15-24               4.77              2,000,000(b)               786,640
North Range Metropolitan District #1
  Limited General Obligation Bonds
  Series 2001
   12-15-31               7.25              5,000,000                5,225,450
Total                                                                9,162,712

Connecticut (1.2%)

State of Connecticut
  Unlimited General Obligation Bonds
  Series 1992A Escrowed to Maturity
   03-15-06               6.40              8,000,000                8,332,080

Florida (2.6%)

City of Lakeland
  Revenue Bonds
  Lakeland Regional Health Systems
  Series 2002
   11-15-32               5.50              2,000,000                2,107,180
Florida Municipal Loan Council
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 2000A (MBIA)
   04-01-20               6.02              4,360,000(b)             2,215,752
Florida State Board of Public Education
  Unlimited General Obligation Bonds
  Capital Outlay
  Series 2000A
   06-01-16               5.50              3,145,000                3,465,255
Orlando & Orange County Expressway Authority
  Revenue Bonds
  Series 2003B (AMBAC)
   07-01-30               5.00              5,000,000                5,207,000
Port St. Lucie
  Pre-refunded Revenue Bonds
  Series 2001 (MBIA)
   09-01-31               5.13              2,000,000                2,210,560
University Athletic Assn
  Revenue Bonds
  Series 2001
   10-01-31               3.00              3,000,000(h)             2,938,260
Total                                                               18,144,007

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
2 -- AXP TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer(c,d)             Coupon               Principal                Value(a)
                         rate                 amount
Georgia (0.6%)

City of Atlanta
  Revenue Bonds
  Series 2004 (FSA)
   11-01-43               5.00%            $3,000,000               $3,106,770
State of Georgia
  Unlimited General Obligation Refunding Bonds
  Series 2004C
   07-01-16               5.50              1,000,000                1,141,690
Total                                                                4,248,460

Idaho (0.2%)

Idaho Health Facilities Authority
  Revenue Bonds
  Bannock Regional Medical Center Project
  Series 1995
   05-01-25               6.13              1,250,000                1,313,163

Illinois (7.1%)

Chicago Board of Education
  Unlimited General Obligation Bonds
  Chicago School Reform
  Series 1997A (AMBAC)
   12-01-17               5.40              5,000,000                5,407,150
City of Chicago
  Pre-refunded Revenue Bonds
  Senior Lien
  Series 2001 (AMBAC)
   11-01-18               5.50              2,000,000                2,261,100
City of Chicago
  Unlimited General Obligation Bonds
  Series 2004A (FSA)
   01-01-19               5.25              3,080,000                3,378,206
Cook & Will Counties Township High School
  District #206
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1992C Escrowed to Maturity (AMBAC)
   12-01-10               6.55              2,605,000(b)             2,134,250
Cook County Community Consolidated
  School District #21 - Wheeling
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 2000 (FSA)
   12-01-19               6.03              3,140,000(b)             1,589,751
Cook County School District #170
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1992C Escrowed to Maturity (AMBAC)
   12-01-09               6.50              2,155,000(b)             1,841,598
   12-01-10               6.55              2,155,000(b)             1,765,570
County of Jefferson
  Unlimited General Obligation Bonds
  Jail & Administation Office Center Project
  Series 2003A (FGIC)
   01-15-24               5.25              2,420,000                2,598,669
Illinois Educational Facilities Authority
  Refunding Revenue Bonds
  Augustana College
  Series 2003A
   10-01-22               5.63              2,500,000                2,668,875
Illinois Educational Facilities Authority
  Revenue Bonds
  University of Chicago
  Series 2003A
   07-01-25               5.25              6,770,000                7,269,693
Illinois Finance Authority
  Revenue Bonds
  Adventist Health System/Sunbelt Obligation
  Series 1999
   11-15-20               5.50              1,600,000                1,686,928
Illinois Finance Authority
  Revenue Bonds
  Zero Coupon
  Series 1990 Escrowed to Maturity
   04-15-20               7.75             13,745,000(b)             6,732,851
Kendall-Grundy Counties High School District #18
  Unlimited General Obligation
  Refunding Bonds
  Series 2002A (FSA)
   10-01-08               4.50              2,260,000                2,378,062
Metropolitan Pier & Exposition Authority
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1993A Escrowed to Maturity (FGIC)
   06-15-21               6.54              1,870,000(b)               901,714
Metropolitan Pier & Exposition Authority
  Un-refunded Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1993A (FGIC)
   06-15-10               6.65                240,000(b)               197,532
State of Illinois
  Unlimited General Obligation Bonds
  1st Series 2001 (FSA)
   05-01-26               5.25              6,500,000                6,932,120
Total                                                               49,744,069

Indiana (0.8%)

Indiana Transportation Finance Authority
  Pre-refunded Revenue Bonds
  Series 1990A
   06-01-15               7.25              2,210,000                2,609,148
Seymour
  Refunding Revenue Bonds
  Union Camp Corporation Project
  Series 1992
   07-01-12               6.25              2,870,000                3,169,054
Total                                                                5,778,202

Kentucky (0.4%)

County of Jefferson
  Revenue Bonds
  University Medical Center Project
  Series1997 (MBIA)
   07-01-17               5.50              2,500,000                2,653,425

Louisiana (2.3%)

City of New Orleans
  Unlimited General Obligation Refunding Bonds
  Capital Appreciation
  Zero Coupon
  Series 1991 (AMBAC)
   09-01-12               6.63              6,250,000(b)             4,610,875
Louisiana Public Facilities Authority
  Pre-refunded Revenue Bonds
  Centenary College Project
  Series 1997
   02-01-17               5.90              1,000,000                1,094,990
New Orleans Home Mortgage Authority
  Special Obligation Refunding Bonds
  Series 1992 Escrowed to Maturity
   01-15-11               6.25              8,875,000               10,088,212
Tobacco Settlement Financing Corporation
  Revenue Bonds
  Asset-backed Series 2001B
   05-15-39               5.88                575,000                  566,295
Total                                                               16,360,372

Maryland (1.5%)

Washington Suburban Sanitation District
  Unlimited General Obligation
  Refunding Bonds
  Water Supply
  Series 2003
   06-01-08               5.25             10,000,000               10,786,600

Massachusetts (2.8%)

Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2001DD
   07-15-35               5.00              2,000,000                2,063,660
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2002FF
   07-15-37               5.13              2,500,000                2,620,875
Massachusettes State Water Pollution Abatement
  Revenue Bonds
  Pool Program Bonds
  Series 2004-10
   08-01-34               5.00              4,000,000                4,173,760
Route 3 North Transit Improvement Assn
  Revenue Bonds
  Series 2000 (MBIA)
   06-15-17               5.75              7,570,000                8,438,733
Woods Hole Martha's Vineyard &
  Nantucket Steamship Authority
  Revenue Bonds
  Series 2004B
   03-01-20               5.00              2,505,000                2,705,425
Total                                                               20,002,453

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- AXP TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer(c,d)             Coupon               Principal                Value(a)
                         rate                 amount
Michigan (3.7%)

Dickinson County Economic Development Corporation
  Refunding Revenue Bonds
  International Paper Company Projects
  Series 2004A
   11-01-18               4.80%            $2,000,000               $2,024,560
Hudsonville Public Schools
  Unlimited General Obligation Refunding Bonds
  Series 1997 (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-27               5.15              2,000,000                2,053,800
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2001
   10-01-19               5.25              2,000,000                2,201,540
Michigan Municipal Bond Authority
  Revenue Bonds
  Drinking Water State Revolving Fund
  Series 2002
   10-01-22               5.00              2,350,000                2,502,257
Michigan Municipal Bond Authority
  Revenue Bonds
  Drinking Water State Revolving Fund
  Series 2004
   10-01-21               5.00              2,500,000                2,680,750
Michigan State Hospital Finance Authority
  Revenue Bonds
  Oakwood Obligated Group
  Series 2003
   11-01-18               5.50              4,070,000                4,375,616
New Haven Community Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2002
  (Qualified School Board Loan Fund)
   05-01-22               5.25              5,500,000                6,002,590
Summit Academy North Public School Academy
  Certificate of Participation
  Series 2001
   07-01-21               7.13              1,615,000                1,697,090
Wayne State University
  Revenue Bonds
  Series 1999 (FGIC)
   11-15-19               5.25              2,500,000                2,692,275
Total                                                               26,230,478

Minnesota (1.7%)

City of Breckenridge
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-30               5.00              2,575,000                2,639,530
Minneapolis & St. Paul
  Metropolitan Airports Commission
  Revenue Bonds
  Series 1998A (AMBAC)
   01-01-24               5.20              3,000,000                3,147,480
State of Minnesota
  Unlimited General Obligation Refunding Bonds
  Series 2003
   08-01-13               4.00              5,000,000                5,184,350
Todd Morrison Cass & Wadena Counties
  United Hospital District
  Unlimited General Obligation Bonds
  Health Care Facilities-Lakewood
  Series 2004
   12-01-34               5.00              1,000,000                1,008,370
Total                                                               11,979,730

Missouri (0.6%)

Missouri State Health & Educational Facilities Authority
  Revenue Bonds
  Park College
  Series 1999
   06-01-19               5.88              4,000,000                4,254,320

Montana (0.2%)

State of Montana
  Unlimited General Obligation Refunding Bonds
  Long Range Building Program
  Series 2003G
   08-01-14               4.00              1,520,000                1,562,013

Nebraska (1.0%)

Nebraska Public Power District
  Pre-refunded Revenue Bonds
  Series 1998A (MBIA)
   01-01-14               5.25              6,210,000                6,693,884
Nebraska Public Power District
  Un-refunded Revenue Bonds
  Series 1998A (MBIA)
   01-01-14               5.25                290,000                  309,563
Total                                                                7,003,447

Nevada (3.3%)

City of Las Vegas
  Special Assessment Bonds
  Special Improvement District #808 - Summerlin
  Series 2001
   06-01-11               6.00              1,990,000                2,052,168
Clark County School District
  Limited General Obligation Refunding Bonds
  Series 1998 (FSA)
   06-15-12               5.50             10,000,000               11,309,799
Director of the State of Nevada
  Department of Business & Industry
  Revenue Bonds
  Capital Appreciation
  Las Vegas Monorail
  Zero Coupon
  Series 2000 (AMBAC)
   01-01-15               5.65              9,870,000(b)             6,391,911
Washoe County Airport Authority
  Refunding Revenue Bonds
  Series 2003 (FSA)
   07-01-09               5.00              3,110,000                3,333,143
Total                                                               23,087,021

New Jersey (4.2%)

New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FGIC)
   06-15-11               5.00              5,000,000                5,413,650
New Jersey Sports & Exposition Authority
  Series 2000A Inverse Floater
   03-01-16              12.88              3,385,000(f)             4,136,402
New Jersey Sports & Exposition Authority
  Series 2000B Inverse Floater
   03-01-17              12.88              3,535,000(f)             4,312,841
New Jersey Sports & Exposition Authority
  Series 2000C Inverse Floater
   03-01-18              12.88              3,490,000(f)             4,251,169
New Jersey Transportation Trust Fund Authority
  Pre-refunded Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (FSA)
   06-15-14              13.50              5,000,000(f)             6,392,300
Tobacco Settlement Financing Corporation
  Revenue Bonds
  Asset-backed
  Series 2002
   06-01-32               5.75                750,000                  746,123
   06-01-37               6.00              2,175,000                2,153,642
Tobacco Settlement Financing Corporation
  Revenue Bonds
  Series 2003
   06-01-32               6.38              1,400,000                1,424,556
   06-01-39               6.75                500,000                  523,425
Total                                                               29,354,108

New York (13.8%)

Battery Park City Authority
  Revenue Bonds
  Series 2003A
   11-01-22               5.25              5,000,000                5,480,300
City of New York
  Unlimited General Obligation Bonds
  Series 2002C
   08-01-10               5.25              7,645,000                8,310,880
City of New York
  Unlimited General Obligation Bonds
  Series 2002G (FGIC)
   08-01-10               5.50             10,000,000               11,097,400

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
4 -- AXP TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer(c,d)             Coupon               Principal                Value(a)
                         rate                 amount
New York (cont.)

City of New York
  Unlimited General Obligation Bonds
  Series 2003I
   03-01-27               5.38%            $5,000,000               $5,360,400
City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-19               5.50              2,500,000                2,764,700
City of New York
  Unlimited General Obligation Bonds
  Series 2004D
   11-01-34               5.00              3,000,000                3,097,290
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A
   11-15-32               5.75              5,000,000                5,595,700
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2001A (FGIC)
   11-15-31               5.00              5,000,000                5,163,350
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2003E (MBIA)
   02-01-20               5.25              1,000,000                1,095,380
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2004C
   02-01-33               5.00              2,000,000                2,072,660
New York State Dormitory Authority
  Pre-refunded Revenue Bonds
  State Personal Income Tax
  Series 2003A
   03-15-27               5.00              4,725,000                5,227,976
New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  2nd Generation
  Series 1993A
   07-01-18               5.75              5,500,000                6,393,585
New York State Dormitory Authority
  Revenue Bonds
  Sloan-Kettering Memorial Center
  Series 2003 (MBIA)
   07-01-23               5.00              5,000,000                5,274,750
   07-01-24               5.00              2,500,000                2,630,200
New York State Dormitory Authority
  Revenue Bonds
  Series 2002B (AMBAC)
   11-15-26               5.25              4,000,000                4,396,480
New York State Energy Research &
  Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985B (MBIA)
   10-15-15               4.00              3,000,000(h)             3,014,910
New York State Thruway Authority
  Revenue Bonds
  Series 1999B (FGIC)
   04-01-08               5.00              2,730,000                2,909,197
New York State Urban Development
  Revenue Bonds
  Series 2002A
   01-01-08               5.00              5,000,000                5,287,100
   01-01-09               5.00              3,500,000                3,739,435
Port Authority of New York & New Jersey
  Revenue Bonds
  Consolidated 134th
  Series 2004
   07-15-34               5.00              2,000,000                2,085,100
Sales Tax Asset Receivables Corporation
  Revenue Bonds
  Series 2004A (AMBAC)
   10-15-29               5.00              2,500,000                2,622,475
Tobacco Settlement Financing Authority
  Revenue Bonds
  Series 2003C-1
   06-01-14               5.50              3,025,000                3,285,150
Total                                                               96,904,418

North Carolina (3.7%)

City of Charlotte
  Certificate of Participation
  Governmental Facilities Projects
  Series 2003G
   06-01-28               5.00              1,750,000                1,813,263
City of Charlotte
  Unlimited General Obligation Bonds
  Series 2003A
   07-01-08               4.25              2,000,000                2,096,020
City of Charlotte
  Unlimited General Obligation Refunding Bonds
  Series 1998
   02-01-16               5.25              5,000,000                5,404,400
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003A
   01-01-10               5.50              2,375,000                2,548,185
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003F
   01-01-14               5.50              5,000,000                5,455,750
North Carolina Municipal Power Agency #1 Catawba
  Revenue Bonds
  Series 2003A
   01-01-11               5.50              5,125,000                5,621,253
State of North Carolina
  Unlimited General Obligation Bonds
  Public Improvements
  Series 2003B
   04-01-21               4.50              3,000,000                3,052,800
Total                                                               25,991,671

Ohio (1.0%)

County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-32               6.00              4,000,000                4,380,600
Miami University
  Refunding Revenue Bonds
  Series 2005 (AMBAC)
   09-01-23               4.75              2,435,000(i)             2,539,315
Total                                                                6,919,915

Oregon (1.3%)

Oregon State Department of Administrative Services
  Revenue Bonds
  Series 2003 (FSA)
   09-01-11               5.00              5,000,000                5,505,500
Oregon State Housing & Community
  Services Department
  Revenue Bonds
  Single Family Mtge Program
  Series 2003A
   07-01-24               4.80              3,225,000                3,204,715
Umatilla County Hospital Facility Authority
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-32               5.00                500,000                  509,540
Total                                                                9,219,755

Pennsylvania (2.2%)

Allegheny County Hospital Development Authority
  Refunding Revenue Bonds
  Capital Appreciation
  Magee Women's
  Zero Coupon
  Series 1992 (FGIC)
   10-01-17               5.81              5,115,000(b)             2,940,562
Central Bucks School District
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   05-15-21               5.00              4,680,000                4,977,227
Lehigh County Industrial Development Authority
  Refunding Revenue Bonds
  PPL Electric Utilities Corporation Project
  Series 2003 (AMBAC)
   11-01-08               3.13              2,500,000                2,525,425
Pennsylvania Industrial Development Authority
  Revenue Bonds
  Economic Development
  Series 2002 (AMBAC)
   07-01-09               5.00              4,825,000                5,209,649
Total                                                               15,652,863

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 -- AXP TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer(c,d)             Coupon               Principal                Value(a)
                         rate                 amount
Puerto Rico (1.6%)

Puerto Rico Infrastructure Financing Authority
  Revenue Bonds
  Series 1997A (AMBAC)
   07-01-14               5.00%            $3,175,000(g)            $3,400,044
Puerto Rico Municipal Finance Agency
  Unlimited General Obligation Bonds
  Series 2000R Inverse Floater (FSA)
   08-01-13              12.88              5,000,000(f,g)           6,162,900
Puerto Rico Public Buildings Authority
  Revenue Bonds
  Government Facilities
  Series 2004J (AMBAC)
   07-01-36               5.00              1,750,000(g,h)           1,912,383
Total                                                               11,475,327

South Carolina (2.9%)

Lexington County
  Revenue Bonds
  Series 2004
   05-01-24               5.50              2,100,000                2,246,328
Medical University Hospital Authority
  Refunding Revenue Bonds
  FHA Insured Mtge
  Series 2004A (MBIA/FHA)
   02-15-20               5.25              2,000,000                2,190,140
South Carolina State Public Service Authority
  Refunding Revenue Bonds
  Series 2003A (AMBAC)
   01-01-19               5.00              5,000,000                5,383,950
   01-01-20               5.00              4,000,000                4,292,440
South Carolina Transportation Infrastructure Bank
  Revenue Bonds
  Junior Lien
  Series 2001B (AMBAC)
   10-01-31               5.25              5,000,000                5,298,850
Tobacco Settlement Revenue Management Authority
  Revenue Bonds
  Series 2001B
   05-15-22               6.00              1,000,000                1,012,630
Total                                                               20,424,338

Tennessee (0.8%)

City of Memphis
  Unlimited General Obligation Bonds
  General Improvement
  Series 2000
   04-01-15               5.25              5,365,000                5,766,195

Texas (8.3%)

Brazosport Independent School District
  Unlimited General Obligation Bonds
  Series 2003C
  (Permanent School Fund Guarantee)
   02-15-19               5.00              1,525,000                1,630,088
City of Austin
  Refunding Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1992 (AMBAC)
   11-15-10               6.51              5,055,000(b)             4,122,454
City of San Antonio
  Refunding Revenue Bonds
  Series 2002
   02-01-18               5.38              2,000,000                2,201,300
City of San Antonio
  Refunding Revenue Bonds
  Series 2003
   02-01-09               5.25              2,000,000                2,164,080
   02-01-13               5.25              3,000,000                3,338,040
City of San Antonio
  Revenue Bonds
  Series 1992 Escrowed to Maturity (FGIC)
   05-15-07               6.40              3,695,000                3,999,764
City of San Antonio
  Revenue Bonds
  Series 2003 (MBIA)
   02-01-20               5.00              1,980,000                2,102,047
Clint Independent School District
  Unlimited General Obligation Bonds
  Series 2003A
  (Permanent School Fund Guarantee)
   08-15-29               5.13              6,425,000                6,732,115
County of Harris
  Unlimited General Obligation Refunding Bonds
  Sub Lien
  Toll Road
  Series 2003
   08-01-33               5.00              5,000,000                5,070,150
Cypress-Fairbanks Independent School District
  Unlimited General Obligation Refunding Bonds
  Schoolhouse
  Series 2002
  (Permanent School Fund Guarantee)
   02-15-21               5.13              3,500,000                3,760,890
Duncanville Independent School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Series 2001
  (Permanent School Fund Guarantee)
   02-15-28               5.65              7,000,000                7,669,970
Midland Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2003
  (Permanent School Fund Guarantee)
   02-15-19               5.25              2,220,000                2,423,130
Richardson Independent School District
  Unlimited General Obligation Bonds
  Series 2003
  (Permanent School Fund Guarantee)
   02-15-11               4.00              8,285,000                8,573,234
San Marcos Consolidated Independent School District
  Unlimited General Obligation Bonds
  Series 2004
  (Permanent School Fund Guarantee)
   08-01-21               5.25              2,150,000                2,355,433
Socorro Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2001
  (Permanent School Fund Guarantee)
   08-15-19               5.38              2,200,000                2,396,526
Total                                                               58,539,221

Virginia (1.0%)

Loudoun County Sanitation Authority
  Revenue Bonds
  Series 2004
   01-01-33               5.00              1,180,000                1,230,185
Virginia College Building Authority
  Revenue Bonds
  21st Century College Equipment
  Series 2003A
   02-01-18               5.00              2,000,000                2,145,640
Virginia Public School Authority
  Revenue Bonds
  School Financing
  Series 2001A
   08-01-16               5.00              3,300,000                3,566,871
Total                                                                6,942,696

Washington (5.7%)

City of Seattle
  Improvement & Refunding Revenue Bonds
  Series 2001(FSA)
   03-01-26               5.13              3,415,000                3,562,494
Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2003A (MBIA)
   07-01-12               5.50             10,000,000               11,234,199
Grant County Public Utility District #2
  Refunding Revenue Bonds
  Series 2001H (FSA)
   01-01-09               5.00              9,635,000               10,337,391
State of Washington
  Unlimited General Obligation Bonds
  Various Purpose
  Series 1999B
   01-01-13               5.00              2,675,000                2,815,491
Tobacco Settlement Authority of Washington
  Revenue Bonds
  Asset-backed
  Series 2002
   06-01-32               6.63                750,000                  774,188
Vancouver
  Limited General Obligation Bonds
  Limited Tax
  Series 2003 (AMBAC)
   12-01-29               5.00              3,650,000                3,788,518
Washington Public Power Supply System
  Limited Tax
  Refunding Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1989B (MBIA)
   07-01-13               6.61             10,360,000(b)             7,316,854
Total                                                               39,829,135

Total municipal bonds

(Cost: $656,408,157)                                              $688,652,658

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
6 -- AXP TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Municipal notes (1.7%)
Issuer(c,d,e)          Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity
Colorado (0.1%)

Moffat County
  Refunding Revenue Bonds
  PacifiCorp Projects
  V.R.D.B. Series 1994
  (JP Morgan Chase Bank) AMBAC
   05-01-13               1.83%              $700,000                 $700,000

Illinois (0.4%)

Illinois Health Facilities Authority
  Revenue Bonds
  University of Chicago Hospitals Project
  V.R.D.B. Series 1994C (JP Morgan Chase Bank) MBIA
   08-15-26               1.83              3,100,000                3,100,000

New York (0.3%)

Long Island Power Authority
  Revenue Bonds
  V.R.D.B. 2nd Series 1998 (Bayerische Landesbank)
   05-01-33               1.77              1,800,000                1,800,000

Pennsylvania (0.2%)

Montgomery County Industrial Development Authority
  Revenue Bonds
  Acts Retirement Life Community
  V.R.D.B. Series 2002 (LaSalle Bank)
  Radian Group Financial Guaranty
   11-15-29               1.84              1,500,000                1,500,000

Texas (0.7%)

Harris County Health Facilities Development
  Revenue Bonds
  Texas Children's Hospital
  V.R.D.B. Series 1999B-1
  (Morgan Guaranty Trust) MBIA
   10-01-29               1.82              4,600,000                4,600,000

Total short-term securities
(Cost: $11,700,000)                                                $11,700,000

Total investments in securities
(Cost: $668,108,157)(j)                                           $700,352,658

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Nov. 30, 2004.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA        --   ACA Financial Guaranty Corporation
      AMBAC      --   American Municipal Bond Association Corporation
      BIG        --   Bond Investors Guarantee
      CGIC       --   Capital Guaranty Insurance Company
      FGIC       --   Financial Guaranty Insurance Company
      FHA        --   Federal Housing Authority
      FNMA       --   Federal National Mortgage Association
      FHLMC      --   Federal Home Loan Mortgage Corporation
      FSA        --   Financial Security Assurance
      GNMA       --   Government National Mortgage Association
      MBIA       --   MBIA Insurance Corporation
      XLCA       --   XL Capital Assurance

(d)   The following abbreviations may be used in the portfolio descriptions:

      B.A.N.     --   Bond Anticipation Note
      C.P.       --   Commercial Paper
      R.A.N.     --   Revenue Anticipation Note
      T.A.N.     --   Tax Anticipation Note
      T.R.A.N.   --   Tax & Revenue Anticipation Note
      V.R.       --   Variable Rate
      V.R.D.B.   --   Variable Rate Demand Bond
      V.R.D.N.   --   Variable Rate Demand Note

(e) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

--------------------------------------------------------------------------------
7 -- AXP TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Feb. 28, 2005. At Feb. 28, 2005, the value of inverse floaters represented 3.6% of net assets.

(g) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.6% of net assets at Feb. 28, 2005.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2005.

(i) At Feb. 28, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $4,837,787.

(j) At Feb. 28, 2005, the cost of securities for federal income tax purposes was approximately $668,108,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $33,551,000
      Unrealized depreciation                                      (1,306,000)
                                                                   ----------
      Net unrealized appreciation                                 $32,245,000
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
8   --   AXP TAX-EXEMPT BOND FUND   --   PORTFOLIO HOLDINGS AT FEB. 28, 2005

                                                              S-6310-80 C (4/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP TAX-EXEMPT SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 28, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          April 28, 2005